RESTATEMENT OF PRIOR YEAR PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 169,969	$ 73,620	$ 292,782	$ 151,389	$ 334,825	$ 688,365
General and administrative expense	654,740	582,466	1,783,931	1,318,857	1,874,528	1,471,898
Other income	90,387	574,438	168,400	1,574,404	187,282	146,711
Unrealized gain (loss) on related party transactions	34,498	(11,332)	(15,073)	2,521	68,787	(29,551)
Unrealized (gain) loss on related party transactions	(34,498)	11,332	15,073	(2,521)	(68,787)	29,551
Loss on equity method investment		(10,446)	(14,744)	(63,645)	(33,898)	(100,949)
Loss on equity method investment		10,446	14,744	63,645	33,898	100,949
Net loss income attributable to non-controlling interests	(15,718)	1,478	(15,399)	2,200	3,830	4,836
Other receivables						35,717
Note receivables related party	868,593		868,593			198,125
Investment in related party						155,369
Accounts payable and accrued expenses	525,552		525,552		137,199	60,771	$ 632,270	$ 376,541
VAT payable
Accumulated other comprehensive loss	261,469		261,469		197,040	200,039
Retained earnings	(4,490,164)		(4,490,164)		(781,085)	873,306	$ (2,357,806)	$ (2,032,532)
Non controlling interest	(112,297)		(112,297)		(8,666)	(4,836)
Non controlling interest	112,297		112,297		8,666	4,836
Non Membership [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 169,969	$ 72,798	$ 292,782	138,699	320,998	165,122
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue						656,054
General and administrative expense				392,608		1,583,174
Other income				1,474,398		147,209
Unrealized gain (loss) on related party transactions
Unrealized (gain) loss on related party transactions
Loss on equity method investment
Loss on equity method investment
Net loss income attributable to non-controlling interests						4,836
Other receivables						337,798
Note receivables related party
Investment in related party						207,402
Accounts payable and accrued expenses					30,156	63,354
VAT payable						101,373
Accumulated other comprehensive loss						195,203
Retained earnings					(1,984,319)	930,175
Non controlling interest						4,836
Non controlling interest						(4,836)
Previously Reported [Member] | Non Membership [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue						$ 132,811